Consolidated net cash/(debt) - Analysis of changes in consolidated net cash/(debt) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [Abstract]
Borrowings	$ 14,115	$ 12,752
Borrowings and other financial liabilities	14,713	13,920
Total other current financial liabilities	1,372	1,073
Other non-current financial liabilities	13,341	12,847
Overdrafts	0	1
Other differences to cash and cash equivalents in statement of cash flows	117
Cash and cash equivalents included in Assets held for sale	0	117
Highly liquid financial assets held in managed investment funds classified as held for trading	2,584	2,522
Borrowings (including finance leases) Excluding Overdraft [member]
Disclosure of financial liabilities [Abstract]
Total other current financial liabilities		761
Other current non-financial liabilities		407
Over Draft
Disclosure of financial liabilities [Abstract]
Overdrafts	0	1
Borrowings Excluding Overdrafts, Including Lease Liabilities [Member]
Disclosure of financial liabilities [Abstract]
Borrowings	14,115	12,751
Net Other Financial Liabilities [Member]
Disclosure of financial liabilities [Abstract]
Total other current financial liabilities	350	761
Other non-current financial liabilities	$ 248	$ 407